TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2011	2010
Subscribers	$351,786	$384,903
Interconnect	112,751	120,948
Dealers	106,000	108,010
Roaming	283,830	224,687
Other	106,402	80,022
Allowance for doubtful accounts	(96,961)	(120,468)

Trade receivables, net	$863,808	$798,102

Schedule of changes in the allowance for doubtful accounts receivable

	2011	2010	2009
Balance, beginning of year	$120,468	$97,653	$69,603
Provision for doubtful accounts	101,967	123,352	105,260
Accounts receivable written off	(120,673)	(99,708)	(76,622)
Currency translation adjustment	(4,801)	(829)	(588)

Balance, end of year	$96,961	$120,468	$97,653